Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the named executive officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 26.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO
named executive officers (collectively, the
“Non-PEO
NEOs”) as presented in the Summary Compensation Table on page 44, (ii) the “compensation actually paid” (“CAP”) to our PEO and our
Non-PEO
NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment on Dec. 31, 2019 Based On:		Net Income ($) (thousands) (h)	EBT (Millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)

2024	$15,415,093	$23,902,046	$4,151,517	$5,618,936	$280	$230	$883,309	$1,156.1

2023	14,351,112	25,040,704	3,828,426	5,415,176	244	209	768,929	1,017.8

2022	8,795,572	6,860,620	2,340,574	1,922,659	139	133	1,052,800	1,392.7

2021	12,063,477	17,731,294	3,826,353	4,513,478	160	188	663,026	863.1

2020	10,377,789	11,110,852	2,466,903	3,375,772	117	127	243,439	324.1
Names of PEO and
Non-PEO
NEOs (Column (b); Column (c); Column (d); Column (e))
2024:
PEO:
Sheryl D. Palmer
;
Non-PEO
NEOs: Curt VanHyfte, Darrell Sherman
2023:
PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Curt VanHyfte, Darrell Sherman and Lou Steffens
2022:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Lou Steffens, Darrell Sherman
2021:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman
2020:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman

Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2024 CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2024

Adjustments	PEO	Non-PEO NEOs*

SCT Total	15,415,093	4,151,517

Adjustments for defined benefit pension plans

(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(4,655)	(276)

Add: Service cost for the covered fiscal year	0	0

Add: Prior service cost for the covered fiscal year	0	0

Adjustments for stock awards and option awards**

(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,450,197)	(1,018,793)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,565,167	1,036,952

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,592,981	834,148

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,783,657	615,388

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0

CAP Amounts (as calculated)	23,902,046	5,618,936

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2024.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.
Total Shareholder Return (Column (f); Column (g))
Total shareholder return, displayed as the change in value of an initial $100 investment over the years covered by the table.
Peer Group Total Shareholder Return (Column (g))
The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our
Form 10-K.
Net Income (Column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form
10-K.
Earnings Before Taxes (EBT) (Column (i))
Earnings Before Taxes is referred to as “EBT” in our named executive officers’ incentive programs.
EBT was determined to be the most important financial performance measure linking CAP to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	EBT
Named Executive Officers, Footnote
Names of PEO and
Non-PEO
NEOs (Column (b); Column (c); Column (d); Column (e))
2024:
PEO:
Sheryl D. Palmer
;
Non-PEO
NEOs: Curt VanHyfte, Darrell Sherman
2023:
PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Curt VanHyfte, Darrell Sherman and Lou Steffens
2022:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Lou Steffens, Darrell Sherman
2021:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman
2020:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman

Peer Group Issuers, Footnote	The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our Form 10-K.
PEO Total Compensation Amount	$ 15,415,093	$ 14,351,112	$ 8,795,572	$ 12,063,477	$ 10,377,789
PEO Actually Paid Compensation Amount	$ 23,902,046	25,040,704	6,860,620	17,731,294	11,110,852
Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2024 CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2024

Adjustments	PEO	Non-PEO NEOs*

SCT Total	15,415,093	4,151,517

Adjustments for defined benefit pension plans

(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(4,655)	(276)

Add: Service cost for the covered fiscal year	0	0

Add: Prior service cost for the covered fiscal year	0	0

Adjustments for stock awards and option awards**

(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,450,197)	(1,018,793)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,565,167	1,036,952

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,592,981	834,148

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,783,657	615,388

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0

CAP Amounts (as calculated)	23,902,046	5,618,936

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2024.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Non-PEO NEO Average Total Compensation Amount	$ 4,151,517	3,828,426	2,340,574	3,826,353	2,466,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,618,936	5,415,176	1,922,659	4,513,478	3,375,772
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2024 CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2024

Adjustments	PEO	Non-PEO NEOs*

SCT Total	15,415,093	4,151,517

Adjustments for defined benefit pension plans

(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(4,655)	(276)

Add: Service cost for the covered fiscal year	0	0

Add: Prior service cost for the covered fiscal year	0	0

Adjustments for stock awards and option awards**

(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,450,197)	(1,018,793)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,565,167	1,036,952

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,592,981	834,148

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,783,657	615,388

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0

CAP Amounts (as calculated)	23,902,046	5,618,936

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2024.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and
Non-PEO
NEOs to (i) EBT, (ii) the Company’s net income and (iii) TSR of both the Company and the S&P Homebuilding Index.
CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at year end, as well as the projected and actual achievement of performance goals. These adjustments contributed significantly to the change in CAP reported for 2020 to 2021, as well as for 2021 to 2022.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and
Non-PEO
NEOs to (i) EBT, (ii) the Company’s net income and (iii) TSR of both the Company and the S&P Homebuilding Index.
CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at year end, as well as the projected and actual achievement of performance goals. These adjustments contributed significantly to the change in CAP reported for 2020 to 2021, as well as for 2021 to 2022.

Tabular List, Table
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our named executive officers to Company performance for 2024.

Tabular List

EBT

Revenue

RONA

Total Shareholder Return Amount	$ 280	244	139	160	117
Peer Group Total Shareholder Return Amount	230	209	133	188	127
Net Income (Loss)	$ 883,309,000	$ 768,929,000	$ 1,052,800,000	$ 663,026,000	$ 243,439,000
Company Selected Measure Amount	1,156,100,000	1,017,800,000	1,392,700,000	863,100,000	324,100,000
PEO Name	Sheryl D. Palmer
Measure:: 1
Pay vs Performance Disclosure
Name	EBT
Non-GAAP Measure Description	EBT was determined to be the most important financial performance measure linking CAP to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	RONA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,655)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,450,197)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,565,167
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,592,981
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,783,657
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,018,793)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,952
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,148
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,388
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0